Statements of Cash Flows (Twelve Month and Month Ended 2017 Unaudited) $ in Millions	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017 CAD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)	Feb. 28, 2017 CAD ($)	Mar. 31, 2017 CAD ($)
Statement Line Items [Line Items]
Cash flows used in operating activities:	$ (769,000)	$ (51,566,000)	$ (21,504,000)	$ (10,478,000)	$ (11,247,000)
Amortization of intangible assets	194,000	2,322,000	2,323,000	2,323,000	2,517,000
Depreciation of equipment	32,000	505,000	349,000	189,000	221,000
Stock-based compensation	86,000	1,041,000	929,000	588,000	674,000
Net financial expenses	51,000	6,551,000	1,808,000	115,000	166,000
Realized foreign exchange gain (loss)	(12,000)	581,000	(7,000)	60,000	48,000
Deferred income tax recovery				(129,000)	(129,000)
Total adjustments	(418,000)	(40,566,000)	(16,102,000)	(7,332,000)	(7,750,000)
Changes in working capital items	(328,000)	8,090,000	3,583,000	1,120,000	792,000
Net cash used in operating activities	(746,000)	(32,476,000)	(12,519,000)	(6,212,000)	(6,958,000)
Cash flows from (used in) investing activities:
Interest received	4,000	384,000	70,000	146,000	150,000
Acquisition of equipment	(24,000)	(700,000)	(455,000)	(2,503,000)	(2,527,000)
Acquisition of short-term investments				(12,765,000)	(12,765,000)
Acquisition of marketable securities		(23,753,000)	(26,000)
Maturity of short-term investments				22,030,000	22,030,000
Maturity of marketable securities		11,933,000
Net cash (used in) investing activities	(20,000)	(12,136,000)	(411,000)	6,908,000	6,888,000
Cash flows from (used in) financing activities:
Net proceeds from public offering	(34,000)	57,892,000	11,065,000	5,044,000	5,010,000
Net proceeds from private placement	(10,000)		(40,000)	1,882,000	1,872,000
Proceeds from exercise of warrants		1,011,000	384,000
Share based payment		3,000
Interest paid		(44,000)	(3,000)	(18,000)	(18,000)
Net cash from (used in) financing activities	(44,000)	58,862,000	11,406,000	6,908,000	6,864,000
Foreign exchange (loss) gain on cash and cash equivalents held in foreign currencies	9,000	48,000	(25,000)	(58,000)	(49,000)
Net increase (decrease) in cash and cash equivalents	(801,000)	14,298,000	(1,549,000)	7,546,000	6,745,000
Cash and cash equivalents, beginning of period	10,573,000	8,223,000	9,772,000	3,027,000	3,027,000
Cash and cash equivalents, end of period	9,772,000	22,521,000	8,223,000	10,573,000	9,772,000
Cash	6,778,000	1,896,000	1,583,000	7,584,000	6,778,000
Cash equivalents	$ 2,994,000	$ 20,625,000	$ 6,640,000	$ 2,989,000	$ 2,994,000